Borrowings - Schedule of Borrowings (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Borrowings [Line Items]
Less borrowings – current	$ (15,828)	$ (28,909)
Borrowings – non-current	149,571	159,780
Term loan I [Member]
Schedule of Borrowings [Line Items]
Term loan	0	14,446
Term loan II [Member]
Schedule of Borrowings [Line Items]
Term loan	$ 165,399	$ 174,243